Other operating expense (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Schedule of Other Operating Expense

	December 31, 2025	December 31, 2024
Net impairment loss on trade receivables	$1,020	$12,760
Impairment loss allowance (note 31)	(300)	—
Total impairment loss on trade receivables	$720	$12,760
Restructuring and related costs	22,963	17,046
	$23,683	$29,806